Organization and Business Description (Details) $ / shares in Units, $ in Millions								6 Months Ended
	Jun. 11, 2026	Nov. 26, 2024	Nov. 06, 2023 USD ($) $ / shares shares	Oct. 12, 2023 $ / shares shares	Dec. 01, 2021 CNY (¥)	Jun. 08, 2018	Feb. 07, 2018	Mar. 31, 2026	Dec. 11, 2025	Nov. 11, 2023	Apr. 03, 2023	Dec. 09, 2021	Oct. 21, 2021
Organization and Business Description [Line Items]
Date of incorporation								Sep. 29, 2021
Shares price (in Dollars per share) | $ / shares				$ 5
Stockholders' Equity, Reverse Stock Split		15-to-1
Forecast [Member]
Organization and Business Description [Line Items]
Stockholders' Equity, Reverse Stock Split	50-to-1
Global Mofy Caymans [Member]
Organization and Business Description [Line Items]
Equity interests percentage													100.00%
Mofy Metaverse (Beijing) Technology Co., Ltd [Member]
Organization and Business Description [Line Items]
Equity interests percentage												100.00%
Mofy (Beijing) Filming Technology Co., Ltd. [Member]
Organization and Business Description [Line Items]
Acquired shares percentage							60.00%
Xi’an Digital Cloud Database Technology Co., Ltd. [Member]
Organization and Business Description [Line Items]
Acquired shares percentage						60.00%
Global Mofy China [Member]
Organization and Business Description [Line Items]
Equity interests percentage					100.00%
Mofy Hainan [Member]
Organization and Business Description [Line Items]
Consideration amount (in Yuan Renminbi) | ¥					¥ 1
Zhejiang Mofy Metaverse Technology Co., Ltd [Member]
Organization and Business Description [Line Items]
Equity interests percentage										100.00%	100.00%
Xingmo Zhizao (Beijing) [Member]
Organization and Business Description [Line Items]
Equity interests percentage									55.00%
Eaglepoint AI Inc [Member]
Organization and Business Description [Line Items]
Equity interests percentage								51.00%
IPO [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares) | shares				1,200,000
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares) | shares			40,000
Shares price (in Dollars per share) | $ / shares			$ 5
Exercise of the over-allotment option | $			$ 6.2